AXS All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 2.1%
	TECHNOLOGY — 2.1%
3,200	NVIDIA Corp.	$623,968
	TOTAL COMMON STOCKS
	(Cost $581,180)	623,968
	EXCHANGE-TRADED FUNDS — 31.1%
	COMMODITY FUNDS — 1.0%
8,500	VanEck Vectors Gold Miners ETF	296,820
	EQUITY FUNDS — 30.1%
1,500	Consumer Discretionary Select Sector SPDR Fund	270,645
14,000	ETFMG Alternative Harvest ETF	251,440
5,700	ETFMG Prime Cyber Security ETF	357,048
6,000	First Trust NASDAQ Cybersecurity ETF	294,240
7,600	Invesco QQQ Trust Series 1	2,770,732
6,100	SPDR S&P 500 ETF Trust	2,674,911
2,500	SPDR S&P Biotech ETF	308,525
8,000	Vanguard Mega Cap Growth ETF	1,916,320
		8,843,861
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $8,853,083)	9,140,681
	MUTUAL FUNDS — 45.1%
	EQUITY FUNDS — 10.7%
10,303	Morgan Stanley Insight Fund - Class I	1,036,781
75,261	WCM Focused International Growth Fund - Class Institutional	2,115,585
		3,152,366
	FIXED INCOME FUNDS — 34.4%
286,053	Columbia Mortgage Opportunities Fund - Class I2	3,066,493
59,032	Goldman Sachs Dynamic Municipal Income Fund - Class Institutional	1,002,361

AXS All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FIXED INCOME FUNDS (Continued)
547,321	PIMCO Mortgage Opportunities and Bond Fund - Class Institutional	$6,015,058
		10,083,912
	TOTAL MUTUAL FUNDS
	(Cost $12,984,909)	13,236,278
	SHORT-TERM INVESTMENTS — 23.9%
7,010,299	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.010%[1]	7,010,299
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,010,299)	7,010,299
	TOTAL INVESTMENTS — 102.2%
	(Cost $29,429,471)	30,011,226
	Liabilities in Excess of Other Assets — (2.2)%	(641,789)
	TOTAL NET ASSETS — 100.0%	$29,369,437

ETF –	Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.